Reinsurance Assets (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reinsurance Assets

	As at 31 December 2018 RMB million	As at 31 December 2017 RMB million
Long-term insurance contracts ceded (Note 14)	3,123	2,351
Due from reinsurance companies	731	64
Ceded unearned premiums (Note 14)	370	527
Claims recoverable from reinsurers (Note 14)	140	104

Total	4,364	3,046

Current	1,241	695
Non-current	3,123	2,351

Total	4,364	3,046